Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	$ 502,000	$ 424,000	$ 12,000
Tax Effect
Amortization of net loss and prior service costs, tax expense	271	228	7
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	59	(490)	(4,997)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	0	0	405
Unrealized net holding gain (loss) on securities available-for-sale, tax expense	(1,461)	(834)	16,329
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	$ 109,000	$ (910,000)	$ (9,279,000)